Disposition	12 Months Ended
Dec. 31, 2020
Disposition
Disposition
15.	Disposition

In October 2020 the Company completed the sale of 100% ownership of BuzzFeed do Brasil Internet Ltda. (“BuzzFeed Brazil”) for nominal consideration and recognized a loss on disposition of $0.7 million. The impact of BuzzFeed Brazil on the Company’s net income (loss) was a loss of $1.8 million for the year ended December 31, 2020. The Company has a long-term content and trademark license agreement with BuzzFeed Brazil under which the Company will earn royalties.